Dividend per ordinary share	12 Months Ended
Dec. 31, 2017
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Dividend per ordinary share

29 Dividend per ordinary share

Dividends to shareholders of the parent
	Per ordinary share (in EUR)	Total (in EUR million)
Dividends on ordinary shares:
In respect of 2015
– Interim dividend, paid in cash in August 2015	0.24	929
– Final dividend, paid in cash in May 2016	0.41	1,590

Total dividend in respect of 2015	0.65	2,519
In respect of 2016
– Interim dividend, paid in cash in August 2016	0.24	931
– Final dividend	0.42	1,629

Total dividend in respect of 2016	0.66	2,560
In respect of 2017
– Interim dividend, paid in cash in August 2017	0.24	933
– Final dividend	0.43	1,670

Total dividend in respect of 2017	0.67	2,603

ING Groep N.V. is required to withhold tax of 15% on dividends paid.